Average Annual Total Returns			12 Months Ended	49 Months Ended	60 Months Ended	78 Months Ended	80 Months Ended	90 Months Ended	120 Months Ended	171 Months Ended	201 Months Ended	235 Months Ended	247 Months Ended	263 Months Ended	269 Months Ended	349 Months Ended	351 Months Ended	354 Months Ended	380 Months Ended	385 Months Ended	465 Months Ended	483 Months Ended
		Sep. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
GMO Benchmark-Free Allocation Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		22.87%		7.90%				5.82%						7.46%
Performance Inception Date		Jul. 23, 2003
GMO Benchmark-Free Allocation Fund | Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		21.50%		6.71%				4.79%						5.95%
GMO Benchmark-Free Allocation Fund | Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		14.18%		5.90%				4.32%						5.66%
GMO Benchmark-Free Allocation Fund | Consumer Price Index (returns reflect no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.63%		4.49%				3.20%						2.59%
GMO Benchmark-Free Allocation Fund | Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (returns reflect no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.47%		2.52%				3.32%						3.57%
GMO Benchmark-Free Allocation Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%		(0.36%)				2.01%						3.28%
GMO Benchmark-Free Allocation Fund | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		21.09%		12.15%				12.17%						9.46%
GMO Global Asset Allocation Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		23.41%		7.09%				7.15%									7.04%
Performance Inception Date		Jun. 28, 1996
GMO Global Asset Allocation Fund | Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		21.49%		5.41%				5.79%									5.26%
GMO Global Asset Allocation Fund | Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		14.28%		4.93%				5.24%									5.11%
GMO Global Asset Allocation Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		7.30%		(0.36%)				2.01%									4.33%
GMO Global Asset Allocation Fund | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5],[6]	7.73%	22.34%		11.19%				11.72%
GMO Global Asset Allocation Fund | GMO Global Asset Allocation Index (Fund benchmark)
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5],[7]	6.26%	16.97%		7.15%				8.44%
GMO Emerging Markets Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent			33.82%		2.59%				6.97%											6.67%
Performance Inception Date		Dec. 09, 1993
GMO Emerging Markets Fund | Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			32.05%		1.13%				5.86%											5.38%
GMO Emerging Markets Fund | Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.87%		1.66%				5.45%											5.56%
GMO Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		33.57%		4.20%				8.42%											5.76%
GMO Emerging Markets ex-China Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent			31.85%	3.22%
Performance Inception Date		Nov. 17, 2021
GMO Emerging Markets ex-China Fund | Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			28.98%	0.33%
GMO Emerging Markets ex-China Fund | Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.66%	1.92%
GMO Emerging Markets ex-China Fund | MSCI Emerging Markets ex-China Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		34.61%	7.47%
GMO Global Developed Equity Allocation Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent	[10]		28.39%		12.19%				11.23%				8.31%
Performance Inception Date		Jun. 16, 2005
GMO Global Developed Equity Allocation Fund | Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]		26.68%		10.00%				9.62%				6.88%
GMO Global Developed Equity Allocation Fund | Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]		17.34%		8.92%				8.68%				6.49%
GMO Global Developed Equity Allocation Fund | MSCI World Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Prospectus [Line Items]
Average Annual Return, Percent	[10],[11]		21.09%		12.15%				12.17%				8.76%
GMO Global Equity Allocation Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent	[12]		29.16%		10.53%				10.42%							8.44%
Performance Inception Date		Nov. 26, 1996
GMO Global Equity Allocation Fund | Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]		27.38%		8.61%				9.03%							6.53%
GMO Global Equity Allocation Fund | Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]		17.84%		7.67%				8.11%							6.36%
GMO Global Equity Allocation Fund | MSCI ACWI +
Prospectus [Line Items]
Average Annual Return, Percent	[12],[13],[14]		22.34%		11.19%				11.72%							7.64%
GMO Global Equity Allocation Fund | MSCI ACWI (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Prospectus [Line Items]
Average Annual Return, Percent	[12],[13]		22.34%		11.19%				11.72%							7.59%
GMO International Developed Equity Allocation Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent	[15]		43.73%		13.38%				10.12%			6.16%
Performance Inception Date		Jun. 05, 2006
GMO International Developed Equity Allocation Fund | Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[15]		40.26%		11.57%				8.84%			5.01%
GMO International Developed Equity Allocation Fund | Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[15]		26.78%		10.12%				7.92%			4.74%
GMO International Developed Equity Allocation Fund | MSCI World ex USA Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Prospectus [Line Items]
Average Annual Return, Percent	[15],[16],[17]		31.85%		9.47%				8.55%			5.25%
GMO International Developed Equity Allocation Fund | MSCI EAFE Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Prospectus [Line Items]
Average Annual Return, Percent	[15],[16],[17]		31.22%		8.93%				8.18%			5.12%
GMO International Equity Allocation Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent	[18]		40.90%		9.96%				9.07%								7.39%
Performance Inception Date		Oct. 11, 1996
GMO International Equity Allocation Fund | Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[18]		38.28%		8.22%				7.82%								5.89%
GMO International Equity Allocation Fund | Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18]		25.03%		7.35%				7.07%								5.78%
GMO International Equity Allocation Fund | MSCI ACWI ex USA (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Prospectus [Line Items]
Average Annual Return, Percent	[18],[19]		32.39%		7.91%				8.41%								5.92%
GMO International Equity Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent	[20]		44.00%		14.51%				10.34%												8.14%
Performance Inception Date		Mar. 31, 1987
GMO International Equity Fund | Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[20]		41.55%		12.86%				9.15%												6.73%
GMO International Equity Fund | Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[20]		26.76%		11.10%				8.13%												6.49%
GMO International Equity Fund | MSCI World ex USA Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Prospectus [Line Items]
Average Annual Return, Percent	[20],[21],[22]		31.85%		9.47%				8.55%												5.95%
GMO International Equity Fund | MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Prospectus [Line Items]
Average Annual Return, Percent	[20],[21],[22]		31.22%		8.93%				8.18%												5.82%
GMO Quality Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent			19.69%		14.64%				15.95%					10.68%
Performance Inception Date		Feb. 06, 2004
GMO Quality Fund | Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.63%		12.61%				13.50%					8.81%
GMO Quality Fund | Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.59%		11.30%				12.54%					8.42%
GMO Quality Fund | S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%		14.43%				14.82%					10.62%
GMO U.S. Equity Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent	[23]		22.22%		15.82%				13.97%													11.65%
Performance Inception Date		Sep. 18, 1985
GMO U.S. Equity Fund | Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[23]		18.89%		11.86%				10.31%													8.78%
GMO U.S. Equity Fund | Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[23]		15.20%		11.51%				10.19%													8.76%
GMO U.S. Equity Fund | S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[23]		17.02%		13.96%				14.46%
GMO U.S. Small Cap Value Fund | Class VI
Prospectus [Line Items]
Average Annual Return, Percent			15.26%		12.91%	11.60%
Performance Inception Date		Jul. 02, 2019
GMO U.S. Small Cap Value Fund | Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.47%		9.36%	8.79%
GMO U.S. Small Cap Value Fund | Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.59%		8.84%	8.18%
GMO U.S. Small Cap Value Fund | S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%		13.96%	15.01%
GMO U.S. Small Cap Value Fund | S&P SmallCap 600 Value Index (returns reflect no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.70%		8.96%	8.84%
GMO Emerging Country Debt Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent			20.51%		5.83%				6.96%										12.24%
Performance Inception Date		Apr. 19, 1994
GMO Emerging Country Debt Fund | Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.50%		2.08%				3.47%										7.44%
GMO Emerging Country Debt Fund | Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.10%		2.66%				3.73%										7.58%
GMO Emerging Country Debt Fund | J.P. Morgan EMBI Global Diversified +1 (Composite index) (Fund benchmark)
Prospectus [Line Items]
Average Annual Return, Percent	[24]		14.30%		1.78%				4.26%										8.40%
GMO High Yield Fund | Class VI
Prospectus [Line Items]
Average Annual Return, Percent			9.39%		5.19%			5.93%
Performance Inception Date		Jun. 25, 2018
GMO High Yield Fund | Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.98%		1.54%			2.71%
GMO High Yield Fund | Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.55%		2.33%			3.12%
GMO High Yield Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)			2.10%
GMO High Yield Fund | Markit iBoxx USD Liquid High Yield Index (Fund benchmark) (returns reflect no deduction for fees, expenses, or taxes, but are net of withholding tax on dividend reinvestments)
Prospectus [Line Items]
Average Annual Return, Percent			8.83%		4.34%			5.07%
GMO Opportunistic Income Fund | Class VI
Prospectus [Line Items]
Average Annual Return, Percent	[25],[26]		6.47%		4.02%				4.28%	4.64%
Performance Inception Date		Oct. 03, 2011
GMO Opportunistic Income Fund | Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[25],[26]		4.33%		2.08%				2.49%	3.01%
GMO Opportunistic Income Fund | Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[25],[26]		3.80%		2.24%				2.52%	2.94%
GMO Opportunistic Income Fund | Bloomberg U.S. Securitized Index (returns reflect no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25],[26]		8.49%		0.22%				1.68%	1.86%
GMO Opportunistic Income Fund | Bloomberg U.S. Aggregate Index (returns reflect no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25],[26]		7.30%		(0.36%)				2.01%	2.05%
GMO Alternative Allocation Fund | Class VI
Prospectus [Line Items]
Average Annual Return, Percent	[27]		15.16%		3.19%		2.76%
Performance Inception Date		May 01, 2019
GMO Alternative Allocation Fund | Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[27]		11.69%		1.69%		1.35%
GMO Alternative Allocation Fund | Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[27]		9.39%		1.95%		1.62%
GMO Alternative Allocation Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[27]		7.30%		(0.36%)		1.64%
GMO Alternative Allocation Fund | FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Prospectus [Line Items]
Average Annual Return, Percent	[27]		4.40%		3.31%		2.78%
GMO U.S. Treasury Fund | Class VI
Prospectus [Line Items]
Average Annual Return, Percent			4.44%		3.17%				2.26%		1.39%
Performance Inception Date		Mar. 17, 2009
GMO U.S. Treasury Fund | Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.69%		1.82%				1.33%		0.82%
GMO U.S. Treasury Fund | Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.61%		1.84%				1.33%		0.82%
GMO U.S. Treasury Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)				2.01%		2.98%
GMO U.S. Treasury Fund | FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.40%		3.31%				2.23%		1.35%

[1]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.45% to 2024 annual performance.
[2]	The returns shown for periods prior to January 1, 2012 are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower.
[3]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[4]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.80% to 2024 annual performance.
[5]	The Fund commenced operations on June 28, 1996 with two classes of shares – (i) a class that has since terminated (the “Legacy Class”) and (ii) Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Legacy Class shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Legacy Class performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in the Fund’s principal investment strategies, effective June 30, 2002.
[6]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[7]	This benchmark provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite benchmark.
[8]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[9]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[10]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.42% to 2024 annual performance.
[11]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[12]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.28% to 2024 annual performance.
[13]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[14]	The composite index provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite index.
[15]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.75% to 2024 annual performance.
[16]	Effective June 20, 2026, the Fund changed its benchmark from the MSCI EAFE Index to the MSCI World ex USA Index because GMO believes that the MSCI World ex USA Index is more appropriate in light of the Fund’s investment strategy.
[17]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[18]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.51% to 2024 annual performance.
[19]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[20]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.25% to 2024 annual performance.
[21]	Effective June 20, 2026, the Fund changed its benchmark from the MSCI EAFE Index to the MSCI World ex USA Index because GMO believes that the MSCI World ex USA Index is more appropriate in light of the Fund’s investment strategy.
[22]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[23]	The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and investment policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund).
[24]	Effective March 1, 2020, the Fund’s benchmark is the J.P. Morgan EMBI Global Diversified. In order to present a performance comparison that tracks changes in the Fund’s benchmark over time, the J.P. Morgan EMBI Global Diversified + (Composite index) is shown in the table above and reflects the performance of (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI + through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/2020 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.
[25]	On December 21, 2015, GMO changed the primary pricing source for certain fixed income asset-backed securities held by the Fund, which resulted in an increase of $0.04 to the December 21, 2015 net asset value of Class VI shares of the Fund.
[26]	The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust (the “Predecessor Fund”). The Predecessor Fund merged into the Fund (which was known as “GMO Short-Duration Collateral Fund” prior to the merger) on February 12, 2014. Performance of the Fund for periods prior to February 12, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund’s annual operating expenses (0.01% lower than those of the Fund immediately following the merger). From February 12, 2014 through December 31, 2016, the Fund operated as “GMO Debt Opportunities Fund” and had the same investment objective and pursued substantially identical investment strategies as the Predecessor Fund. Effective January 1, 2017, the Fund’s investment objective changed from “positive total return” to “capital appreciation and current income” and, in conjunction with a change in the Fund’s name from “GMO Debt Opportunities Fund” to “GMO Opportunistic Income Fund,” the Fund eliminated its name policy that required the Fund to invest at least 80% of its assets in debt investments. Also effective January 1, 2017, the Fund’s investment management fee increased from 0.25% to 0.40% of the Fund’s average daily net assets. Performance of the Fund for periods prior to January 1, 2017 reflects the Fund’s annual operating expenses during those periods, and would have been lower if the current management fee were in effect.
[27]	The performance information (before and after taxes) for all periods prior to January 31, 2025 was achieved prior to the change in the Fund’s principal investment strategies, effective January 31, 2025.